Philadelphia Fund, Inc.

      Supplement, dated June 25, 1997 to prospectus, dated April 1, 1997.

Effective June 25, 1997 the disclosure on the back cover of the prospectus under the caption "Auditors" is changed to read as follows:

                       Briggs, Bunting, & Dougherty, LLP
                       Two Penn Center Plaza
                       Suite 700
                       Philadelphia, PA 19102